Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES
Total revenues	$ 886,434	$ 943,917	$ 776,493
Voyage expenses	(297,225)	(402,294)	(381,306)
Vessel operating expenses (notes 14b and 14c)	(184,233)	(208,601)	(209,131)
Time-charter hire expenses (note 10)	36,341	43,189	19,538
Depreciation and amortization	(117,212)	(124,002)	(118,514)
General and administrative expenses (note 14b)	(39,006)	(36,404)	(39,775)
(Write-down) and (loss) gain on sale of assets (note 19)	(69,446)	(5,544)	170
Restructuring charges (note 20)	(1,398)	0	(1,195)
Income from operations	141,573	123,883	7,204
Interest expense	(51,525)	(65,362)	(58,653)
Interest income	1,199	871	879
Realized and unrealized (loss) gain on derivative instruments (note 11)	(2,220)	(967)	3,032
Equity income (note 5)	5,100	2,345	1,220
Other income (note 15)	473	695	3,182
Net income (loss) before income taxes	94,600	61,465	(43,136)
Income tax expense (note 21)	(7,283)	(20,103)	(9,412)
Net Income (Loss)	$ 87,317	$ 41,362	$ (52,548)
Per common share amounts (note 18)
• Basic earnings (loss) per share (in dollars per share)	$ 2.59	$ 1.23	$ (1.57)
• Diluted earnings (loss) per share (in dollars per share)	2.57	1.23	(1.57)
• Cash dividends declared (in dollars per share)	$ 0	$ 0	$ 0.24
Weighted-average number of Class A and Class B common stock outstanding (note 18)
• Basic (in shares)	33,718,665	33,617,635	33,561,615
• Diluted (in shares)	33,921,621	33,731,171	33,561,615
Voyage charter
REVENUES
Total revenues	$ 741,804	$ 881,603	$ 671,928
Time-charter revenues
REVENUES
Total revenues	127,598	17,495	59,976
Other
REVENUES
Total revenues	$ 17,032	$ 44,819	$ 44,589